Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Acquisition [Abstract]
Schedule of Acquisition was Accounted for Business Combination	The equity interest transferred to ABVC and BioLite Taiwan on December 15, 2023.
Cash and cash equivalents	$-
Total assets acquired	-
Accrued expense	(243,888)
Due to Director	(498)
Total liabilities acquired	(243,386)
Total consideration (Intangible assets)	-